Short Term Investments	12 Months Ended
Jun. 30, 2026
Disclosure Of Short Term Investments [Abstract]
Short Term Investments
NOTE 10. SHORT-TERM INVESTMENTS

Short-term investments	June 30, 2026 A$	June 30, 2025 A$
Term Deposits	5,200,486	62,284,779

	5,200,486	62,284,779

The above short-term investments are held in AUD (2025: AUD, USD and EUR). Term deposits are presented as short-term investments if they have a maturity of more than 3 months and not more than 12 months from the date of acquisition. The interest rates on these deposits range from 1.85% to 5% in financial year 2026 (2025: 2.45% to 5%).